UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia             February 12, 2009
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 71
                                              -----------------------

Form 13F Information Table Value Total:           $115,664
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE:

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NAME OF                                     TYPE OF                                    SHR OR   SH/PUT   INVSTMNT   OTHER   VOTING
ISSUER                                      CLASS        CUSIP          VALUE          PRN AMT PRN/CALL   DSCRTN    MGRS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. Class B                         CL B       007942204  $    953,297.07    456,123   SH       Sole       N/A      Sole
Advanta Corporation Class A                   CL A       007942105  $    193,724.64    167,004   SH       Sole       N/A      Sole
Allied Defense Group, Inc.                     COM       019118108  $  6,809,298.80  1,098,274   SH       Sole       N/A      Sole
American Pacific Corp.                         COM       028740108  $  5,873,521.50    729,630   SH       Sole       N/A      Sole
Argo Group International Holdings Ltd.         COM       G0464B107  $    362,065.47     10,674   SH       Sole       N/A      Sole
Audiovox Corporation Class A                  CL A       050757103  $  3,867,394.35    771,935   SH       Sole       N/A      Sole
Bassett Furniture Industry                     COM       070203104  $  4,223,931.25  1,260,875   SH       Sole       N/A      Sole
Beazer Homes USA                               COM       07556Q105  $     64,084.80     40,560   SH       Sole       N/A      Sole
Beverly Hills Bancorp                          COM       087866109  $      4,480.00     12,800   SH       Sole       N/A      Sole
Bofi Holdings Inc.                             COM       05566U108  $  2,138,488.00    450,208   SH       Sole       N/A      Sole
Books-A-Million Inc.                           COM       098570104  $    475,761.15    186,573   SH       Sole       N/A      Sole
Bowl America Inc. - Class A                   CL A       102565108  $    238,127.59     25,716   SH       Sole       N/A      Sole
Brandywine Realty Trust                  SH BEN INT NEW  105368203  $  2,441,047.68    316,608   SH       Sole       N/A      Sole
Brigham Exploration Co.                        COM       109178103  $  1,817,468.80    567,959   SH       Sole       N/A      Sole
BRT Realty Trust                         SH BEN INT NEW  055645303  $  2,111,423.50    570,655   SH       Sole       N/A      Sole
California First National Bank Corp.           COM       130222102  $  3,094,233.54    468,114   SH       Sole       N/A      Sole
ChipMOS Technology Bermuda Ltd.                SHS       G2110R106  $    187,537.50    750,150   SH       Sole       N/A      Sole
Coachmen Industries                            COM       189873102  $  1,697,937.28    922,792   SH       Sole       N/A      Sole
Comstock Homebuilding Class A                 CL A       205684103  $     46,954.70    247,130   SH       Sole       N/A      Sole
Cooper Tire & Rubber Co.                       COM       216831107  $  2,052,512.00    333,200   SH       Sole       N/A      Sole
Covenant Transport Inc. Cl. A.                CL A       22284P105  $    555,803.19    276,519   SH       Sole       N/A      Sole
Dana Holdings Corp.                            COM       235825205  $  1,088,757.56  1,471,294   SH       Sole       N/A      Sole
Delta Apparel Inc.                             COM       247368103  $  2,148,954.43    579,233   SH       Sole       N/A      Sole
Dillards Inc. Class A.                        CL A       254067101  $  1,220,378.00    307,400   SH       Sole       N/A      Sole
Duckwall-ALCO                                  COM       264142100  $  2,523,879.74    263,453   SH       Sole       N/A      Sole
Exxon Mobil Corp.                              COM       30231G102  $    359,235.00      4,500   SH       Sole       N/A      Sole
FBR Capital Markets Corp.                      COM       30247C301  $  1,577,065.14    324,499   SH       Sole       N/A      Sole
First Federal Northern Michigan Bancorp.       COM       32021X105  $     48,114.00     35,640   SH       Sole       N/A      Sole
Fisher Communications Inc.                     COM       337756209  $  1,489,072.80     72,145   SH       Sole       N/A      Sole
Frequency Electronics, Inc.                    COM       358010106  $    735,271.50    257,990   SH       Sole       N/A      Sole
Friedman Billings Ramsey Group                CL A       358434108  $    874,589.14  5,144,642   SH       Sole       N/A      Sole
Hardinge Inc.                                  COM       412324303  $  1,386,902.25    342,445   SH       Sole       N/A      Sole
Hastings Entertainment                         COM       418365102  $    189,877.88    109,756   SH       Sole       N/A      Sole
Horsehead Holdings                             COM       440694305  $ 10,157,104.20  2,161,086   SH       Sole       N/A      Sole
HRPT Properties Trust                    COM SH BEN INT  40426W101  $  2,631,225.23    780,779   SH       Sole       N/A      Sole
Huttig Building Products                       COM       448451104  $     42,609.60     94,688   SH       Sole       N/A      Sole
IDT Corporation (IDT.C)                        COM       448947101  $      4,520.25     14,350   SH       Sole       N/A      Sole
IDT Corporation Class B. (IDT)                CL B       448947309  $     37,380.00     93,450   SH       Sole       N/A      Sole
International Shipholding Corporation        COM NEW     460321201  $  3,180,738.76    125,572   SH       Sole       N/A      Sole
ISHARES Trust                             RUSL 2000 VAL  464287630  $    344,190.00      7,000   SH       Sole       N/A      Sole
J. Alexanders Corp.                            COM       466096104  $    275,197.50    122,310   SH       Sole       N/A      Sole
Lodgian Inc.                              COM PAR $.01   54021P403  $    349,379.64    164,028   SH       Sole       N/A      Sole
LTX-Credence Corporation                       COM       502403108  $     39,951.63    147,969   SH       Sole       N/A      Sole
Lubys. Inc.                                    COM       549282101  $  1,397,796.57    333,603   SH       Sole       N/A      Sole
M/I Homes Inc.                                 COM       55305B101  $  1,883,498.00    178,700   SH       Sole       N/A      Sole
Marlin Business Service                        COM       571157106  $    576,724.80    217,632   SH       Sole       N/A      Sole
Medallion Financial Corp.                      COM       583928106  $  1,426,863.41    187,007   SH       Sole       N/A      Sole
Meridian Resources                             COM       58977Q109  $  1,587,772.62  2,785,566   SH       Sole       N/A      Sole
Meritage Homes Corp.                           COM       59001A102  $  1,195,775.52     98,256   SH       Sole       N/A      Sole
Mod-Pac Corp.                                  COM       607495108  $    443,253.99    187,027   SH       Sole       N/A      Sole
Old Republic International Corp.               COM       680223104  $  3,944,328.00    330,900   SH       Sole       N/A      Sole
Patterson-UTI Energy Inc.                      COM       703481101  $  1,725,924.50    149,950   SH       Sole       N/A      Sole
Pep Boys - MM&J                                COM       713278109  $     87,556.00     21,200   SH       Sole       N/A      Sole
PMA Capital Corp. Cl. A                       CL A       693419202  $  8,022,057.72  1,133,059   SH       Sole       N/A      Sole
Safety Insurance Group                         COM       78648T100  $    285,450.00      7,500   SH       Sole       N/A      Sole
Sinclair Broadcast Group Class A              CL A       829226109  $     54,250.00     17,500   SH       Sole       N/A      Sole
Spansion Inc. Cl. A.                        COM CL A     84649R101  $    532,583.10  2,817,900   SH       Sole       N/A      Sole
Sparton Corporation                            COM       847235108  $     19,050.16     11,476   SH       Sole       N/A      Sole
Specialty Underwriters'Alliance                COM       84751T309  $  3,739,433.94  1,421,838   SH       Sole       N/A      Sole
Spherion Corporation                           COM       848420105  $  3,300,882.52  1,493,612   SH       Sole       N/A      Sole
Superior Industries International Inc.         COM       868168105  $  3,858,104.80    366,740   SH       Sole       N/A      Sole
Sypris Solutions Inc.                          COM       871655106  $    346,935.26    559,573   SH       Sole       N/A      Sole
Tandy Brands Accessories Inc.                  COM       875378101  $    462,782.70    342,802   SH       Sole       N/A      Sole
Technology Solutions                         COM NEW     87872T207  $     27,787.59     28,647   SH       Sole       N/A      Sole
Tecumseh Products Company - Class A           CL A       878895200  $  2,121,768.82    221,479   SH       Sole       N/A      Sole
Tecumseh Products Company - Class B           CL B       878895101  $  4,513,100.80    472,576   SH       Sole       N/A      Sole
Tesoro Corp.                                   COM       881609101  $  3,717,891.00    282,300   SH       Sole       N/A      Sole
Vanguard Index Funds                       STK MKT ETF   922908769  $    223,700.00      5,000   SH       Sole       N/A      Sole
Vestin Realty Mortgage I Inc.                  COM       925490104  $     22,787.65     26,809   SH       Sole       N/A      Sole
Wells Fargo & Company                          COM       949746101  $    224,048.00      7,600   SH       Sole       N/A      Sole
Young Broadcasting                            CL A       987434107  $      8,750.07    272,588   SH       Sole       N/A      Sole
                                                                    ---------------
                                                                    $115,664,344.60
                                                                    ===============
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